Other current assets and other current liabilities - Additional information (Details) ₽ in Millions	Dec. 31, 2022 RUB (₽)
Restricted cash accounts | Expected credit loss allowance / Impairment | Financial instruments credit-impaired | Lifetime ECL
Other Current Assets And Other Current Liabilities
ECL allowance	₽ 1,404